Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Schedule of Total Commitment Not Recognized in Lease Liability Payment	As at December 31, 2019, total commitment remaining under the CMO agreement that are not recognized in the lease liability are as follows

	Within 1 year	2 - 5 years	Later than 5 years	Total
CMO operating expense commitment	$3,464	$20,761	$24,509	$48,734

Summary of Future Purchase Agreement Commitments

The Company has entered into multiple plasma purchase agreements whereby it has committed to purchase varying volumes of plasma until December 31, 2022. As at December 31, 2019, the future purchase commitments are as follows:

2020	$4,816
2021	14,604
2022	4,920
$24,340